Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events
(14)	SUBSEQUENT EVENTS

Debt Issuances

On June 6, 2019, the Company entered into an agreement with two institutional investors, pursuant to which the investors agreed to transfer and surrender to the Company for cancellation of warrants to purchase 3.9 million shares of the Company’s common stock (the “Series D Warrants”) and warrants to purchase 53.4 million shares of the Company’s common stock (the “Pre-Funded Series D Warrants”). Under the terms of the Purchase Agreement, the investors agreed to defer the payment of the purchase price for the Series D Warrants and Pre-Funded Series D Warrants and, accordingly, the Company agreed to sell and issue to the investors 8% Senior Secured Promissory Notes in an aggregate principal amount of $2 million in full payment and satisfaction of the purchase price for the Series D Warrants and Pre-Funded Series D Warrants. This agreement was effective upon the closing of the Company’s Private Placement discussed below.

Equity Financing

On July 11, 2019, the Company and certain accredited investors entered into a securities purchase agreement pursuant to which the Company sold to investors an aggregate of 20,000 shares of Series E convertible preferred stock, par value $0.01 per share (the “Series E Preferred Stock”) at a price of $1,000 per share and a warrant (a “2019 Warrant”) to purchase a number of shares of common stock of the Company, equal to the number of shares of common stock issuable upon conversion of the Series E Preferred Stock purchased by the investor (the “Private Placement”). Each 2019 Warrant has an exercise price of $0.06, subject to adjustment in accordance with the terms of the 2019 Warrants, and is exercisable at any time beginning on the date that the Company effects a reverse stock split until 5:00 p.m. (NYC time) on the fifth anniversary of the date of the reverse stock split. The Company received gross proceeds from the Private Placement of $20.0 million, before deducting cash fees in the amount of $1.4 million payable to Roth Capital Partners, LLC (“Roth”) for serving as placement agent and cash fees in the amount of $0.6 million payable to Roth for serving as placement agent for certain prior securities offerings by the Company, and other transaction costs, fees and expenses payable by the Company.

(15)	SUBSEQUENT EVENTS

Since January 1, 2019, the Company has issued 7.9 million shares pursuant to exercises of Pre-Funded Series D Warrants.

As previously reported, in January 2019, the Company terminated Backstop Commitment Purchase Agreements with four institutional investors, by their mutual agreement. The Company and such institutional investors entered into Backstop Commitment Purchase Agreements in connection with a rights offering conducted by the Company that closed in September 2018 in which the Company proposed to raise up to $50 million by distributing, at no charge, to holders of its Common Stock non-transferable rights to subscribe for and purchase shares of the Company’s Common Stock at a price of $1.75 per share (the “Subscription Price”). Pursuant to the Backstop Commitment Purchase Agreements, such institutional investors agreed to purchase, at the Subscription Price, shares not issued in the rights offering following the expiration of the rights offering subscription period, subject to certain conditions, including the requirement that the closing price of a share of the Company’s Common Stock as reported by the OTCQB or higher market for each of the five business days immediately preceding a purchase exceeded the Subscription Price. The Backstop Commitment Purchase Agreements were terminated by mutual agreement of the parties thereto due to the fact that the closing price of the Company’s Common Stock had not exceeded the Subscription Price since October 1, 2018 and, thus, the institutional investors had no obligation to purchase shares.

On March 29, 2019, the Company exchanged all of its Series D Preferred Stock (with a stated value of $1,160,000) and received $400,000 in proceeds and issued a senior secured promissory note to an investor with a principal amount of $1,560,000. The note is due on April 1, 2020, bears interest at 8% per annum and is nonconvertible.

On April 19, 2019, April 26, 2019, May 9, 2019 and May 23, 2019, the Company borrowed an aggregate $3.3 million from two institutional investors and issued promissory notes to the investors. The promissory notes have an aggregate principal amount of $3.3 million, bear interest at the rate of 8% per annum and are due six months from the issuance of each note. The promissory notes are nonconvertible. The notes contain standard events of default and remedies therefor. The Company’s obligations under the promissory notes to the institutional investor are secured by a lien on the Company’s assets.

On June 6, 2019, the Company entered into an agreement with two institutional investors, pursuant to which the investors agreed to transfer and surrender to the Company for cancellation of 3.9 million Series D Warrants and 53.4 million Pre-Funded Series D Warrants. Under the terms of the Purchase Agreement, the investors agreed to defer the payment of the purchase price for the Series D Warrants and Pre-Funded Series D Warrants and, accordingly, the Company agreed to sell and issue to the investors 8% Senior Secured Promissory Notes in an aggregate principal amount of $2 million in full payment and satisfaction of the purchase price for the Series D Warrants and Pre-Funded Series D Warrants.